UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Net income (loss)	$ (29)	$ 149	$ 1,738	$ 115
Items that may be reclassified subsequently to profit or loss:
Fair value through other comprehensive income	7	134	(92)	142
Foreign currency translation	368	281	38	(799)
Net investment and cash flow hedges	(145)	(50)	89	7
Equity accounted investments	3	2	1	(9)
Taxes on the above items	3	(42)	21	(55)
Reclassification to profit or loss	18	37	19	38
Other comprehensive income that will be reclassified to profit or loss, net of tax	254	362	76	(676)
Items that will not be reclassified subsequently to profit or loss:
Fair value through other comprehensive income	60	93	160	(82)
Taxes on the above item	(8)	(5)	(20)	18
Total other comprehensive income (loss)	306	450	216	(740)
Comprehensive income (loss)	277	599	1,954	(625)
Attributable to:
Limited partners	(1)	17	270	(225)
Non-controlling interests attributable to:
Redemption-Exchange Units held by Brookfield Asset Management Inc.	1	16	241	(194)
Special Limited Partners	79	0	79	0
Interest of others in operating subsidiaries	198	566	1,364	(206)
Comprehensive income (loss)	$ 277	$ 599	$ 1,954	$ (625)